Consolidated cash flow statements (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 72.6	$ 42.5
Purchase of investments in contracted concessional assets	$ 4.6	$ 12.4